Vista Outdoor Inc. - 10-K Goodwill and Intangible Assets (Future Amortization Expense) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Fiscal year 2026	$ 47,001	$ 49,991
Fiscal year 2027	45,551	46,981
Fiscal year 2028	40,381	45,531
Fiscal year 2029	33,897	40,361
Fiscal year 2028		33,871
Thereafter		210,598
Total	$ 415,095	$ 427,333	$ 482,573